Leases (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Leases [Abstract]
Schedule of Future Minimum Lease Payments

Alion subleases some excess capacity to subtenants under non-cancellable operating leases.

Lease Payments for Fiscal Years Ending	(In thousands)
2015 for the remainder of the year	$13,034
2016	22,309
2017	19,278
2018	16,550
2019	7,120
2020	3,824
And thereafter	9,268

Gross lease payments	$91,383
Less: non-cancellable subtenant receipts	(1,666)

Net lease payments	$89,717

Alion subleases some excess capacity to subtenants under non-cancelable operating leases.

Lease Payments for Fiscal Years Ending	(In thousands)
2015	$25,800
2016	21,569
2017	18,413
2018	15,888
2019	6,537
And thereafter	12,982

Gross lease payments	$101,189
Less: non-cancelable subtenant receipts	(1,650)

Net lease payments	$99,539

Composition of Total Rent Expense

Composition of Total Rent Expense

	Six Months Ended March 31,
	2015	2014
	(In thousands)
Minimum rentals	$12,852	$11,568
Less: Sublease rental income	(316)	(282)

Total rent expense, net	$12,536	$11,286

Composition of Total Rent Expense

	September 30,
	2014	2013	2012
	(In thousands)
Minimum rentals	$22,966	$21,530	$20,639
Less: Sublease rental income	(601)	(600)	(156)

Total rent expense, net	$22,365	$20,930	$20,483